Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Aggregate maximum exposures under Administrative Services Contracts to banks for funding claims paid to customers	$ 250,000,000
Contractual obligations to maintain the required level of separate account assets for specific pensions annuities	2,200,000,000
Supplier agreement, minimum volume commitment	136,000,000
Litigation Settlement, Expense			120,000,000
Rental expenses for operating leases of office space and certain computer and other equipment	177,000,000	170,000,000	142,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
2015	139,000,000
2016	103,000,000
2017	74,000,000
2018	56,000,000
2019	39,000,000
Funding Requirements For Partnerhips Investments And Commercial Mortgage Loans [Abstract]
2015	132,000,000
2016	87,000,000
2017	55,000,000
2018	33,000,000
2019	22,000,000
Settlement of class action litigation, after-tax	0	0	78,000,000
Release of litigation-related reserve, pre-tax	103,000,000
Charges for changes in our life claim payments practices, net of tax	0	35,700,000	0
Charge for changes in our life claim payment practices		$ 55,000,000